2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.a) Basis of preparation

The consolidated financial statements have been prepared and are being presented in accordance with International Financial Reporting Standards “IFRS” issued by the International Accounting Standards Board (IASB). All the relevant information of the financial statements, and only this information, are being highlighted and correspond to those used by the Company's management.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. It is disclosed in the notes to this report all subjects involving a high degree of judgment or complexity or when assumptions and estimates are significant to the consolidated financial statements, those subjects are related to the allowance for doubtful debts, provision for inventory losses, provision for labor, civil, tax, environmental and social security contingences, depreciation, amortization, depletion, provision for impairment, deferred taxes, financial instruments and employee benefits. Actual results may differ from these estimates.

The financial statements are presented in thousands of Brazilian Reais (R$). Depending on the applicable IFRS standard, the measurement criteria used in preparing the financial statements considers the historical cost, net realizable value, fair value or recoverable amount. When the IFRS allows us to option between acquisition cost and other measurement criteria, the acquisition cost was the criteria used.

The consolidated financial statements were approved by the Board of Directors on April 30, 2018.

2.b) Consolidated financial statements

The accounting policies have been consistently applied to all consolidated companies. The consolidated financial statements for the years ended December 31, 2017 and 2016 include the following direct and indirect subsidiaries, joint ventures and joint operations, as well as the exclusive funds, as follows:

	Equity interests (%)
Companies	12/31/2017	12/31/2016	Core business

Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Islands XI Corp.	100.00	100.00	Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Minerals S.L.U. (1)	100.00	100.00	Equity interests
CSN Export Europe, S.L.U. (1)	100.00	100.00	Financial transactions and Equity interests
CSN Metals S.L.U. (1)	100.00	100.00	Equity interests and Financial transactions
CSN Americas S.L.U. (1)	100.00	100.00	Equity interests and Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.99	99.99	Manufacture of containers and distribution of steel products
CSN Gestão de Recursos Financeiros Ltda. (*)	99.99	99.99	Management of funds and securities portfolio
CSN Mineração S.A.	87.52	87.52	Mining and Equity interests
CSN Energia S.A. (2)	99.99	100.00	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	90.78	90.78	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CGPAR - Construção Pesada S.A. (3)	-	100.00	Mining support services and Equity interests

Indirect interest in subsidiaries: full consolidation
Companhia Siderúrgica Nacional LLC	100.00	100.00	Steel
CSN Europe Lda.(4)	-	100.00	Financial transactions, product sales and Equity interests
CSN Ibéria Lda. (4)	-	100.00	Financial transactions, product sales and Equity interests
Lusosider Projectos Siderúrgicos S.A.	99.94	99.94	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas (2)	99.99	100.00	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.67	99.67	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.67	99.67	Production and sale of cans and related activities
CSN Steel Holdings 1, S.L.U.	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections UK Limited (*)	100.00	100.00	Sale of long steel
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Asia Limited	100.00	100.00	Commercial representation
CSN Mining Holding, S.L (5)	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining GmbH	87.52	87.52	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	87.52	87.52	Commercial representation
Aceros México CSN	100.00	100.00	Commercial representation,sale of steel and related activity
Lusosider Ibérica S.A. (6)	99.94		Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda. (6)	87.52		Sale and commercial representation

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A.	31.82	31.82	Dormant company
CBSI - Companhia Brasileira de Serviços de Infraestrutura	50.00	50.00	Equity interests and product sales and iron ore
Transnordestina Logística S.A.	46.30	49.02	Railroad logistics

Indirect interest in joint ventures: equity method
MRS Logística S.A.	16.30	16.30	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

(*) They are Dormant Companies, therefore they do not appear in the note 8.a, where is disclosed business information under the equity method and classified as available for sale.

·	Events in 2017:

(1) On February 6, 2018, the Spanish commercial registry recognized the merger by absorption of the companies by CSN Steel, S.L.U., date from which the companies were considered legally extinct. In addition, before third parties and for the purposes of commercial law, the merger is retroactive to the date of December 28, 2017;

(2) Transfer of 1 share in August 2017;

(3) Company sold to the CSN Mineração and in August 2017 was incorporated by the same subsidiary;

(4) Companies liquidated in July 2017;

(5) New corporate name of Namisa International Minérios SLU, amended in September 2017;

(6) Companies constituted in 2017;

• Exclusive funds

	Equity Interests (%)
Exclusive funds	12/31/2017	12/31/2016	Core business
Direct interest: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 – Private Credit balanced mutual fund	100.00	100.00	Investment fund

In preparing the consolidated financial statements, we have adopted the following consolidation procedures:

·                  Transactions between subsidiaries, associates, joint ventures and joint operations

Unrealized gains on transactions with subsidiaries, joint ventures and associates are eliminated to the extent of CSN’s equity interests in the related entity by the consolidation process. Unrealized losses are eliminated in the same manner as unrealized gains, although only to the extent that there are not indications of impairment. The Company eliminates the effect on profit or loss of transactions carried out with joint ventures and, as a result, reclassifies part of the equity in results of joint ventures to financial costs, cost of sales and income tax and social contribution.

The base date to the financial statements of the subsidiaries and joint ventures is the same as of the Company, and their accounting policies are also in line with the policies adopted by the CSN.

Subsidiaries

Subsidiaries are all entities (including special purpose entities) which financial and operating policies can be conducted by the Company and when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to use its power to affect its returns. The existence and effect of potential voting rights that are actually exercisable or convertible are taken into consideration when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date when the control is transferred to the Company and are deconsolidated from the date when such control ceases.

Joint ventures and joint operations

Joint arrangements are all entities over which the Company has joint control with one or more other parties. The investments in joint arrangements are classified as joint operations or joint ventures depending on the contractual rights and obligations of each investor.

Joint operations are accounted for in the financial statements in order to represent the Company's contractual rights and obligations. Therefore, the assets, liabilities, revenues and expenses related to its interests in joint operations are accounted for individually in the financial statements.

Joint ventures are accounted for under the equity method and are not consolidated.

The Company eliminates the effect on profit or loss of transactions carried out with joint ventures and, as a result, eliminates part of the equity in results of joint ventures to financial costs, cost of sales, net sales and income tax and social contribution.

Associates

Associates are all entities over which the Company has significant influence but not control, generally through a shareholding percentage from 20% up to 50% of the voting rights. Investments in associates are accounted for under the equity method and are initially recognized at cost.

·                  Transactions and non-controlling interests

The Company treats transactions with non-controlling interests as transactions with owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of subsidiary net assets is recorded in shareholders' equity. Gains and losses on disposals to non-controlling interests are also recognized directly in shareholders' equity.

When the Company no longer holds control, any retained interest in the entity is remeasured to its fair value, with the change in the carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest in an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Company had disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

2.c) Foreign currencies

i.                  Functional and presentation currency

Items included in the financial statements are related to each one of the Company's subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (“functional currency”). The consolidated financial statements are presented in Brazilian Reais (R$), which is the Company’s functional currency and the Group’s presentation currency.

ii.                Transactions and balances

Transactions in foreign currencies are translated into the functional currency using the exchange rates in effect at the dates of the transactions or valuations when their values are remeasured. Foreign exchange gains and losses resulting from the settlement of those transactions and from the translation at exchange rates in effect as of December 31, 2017 related to monetary assets and liabilities denominated in foreign currencies are recognized in the income statement, except when they are recognized in shareholders' equity as a result of foreign operation characterized as foreign investment.

The balances of assets and liabilities are translated by exchange rates prevailing at the end of the reporting period. As of December 31, 2017, US$1 is equal to R$3.3080 (R$3.2591 at December 31, 2016) and €1 is equal to R$3.9693 (R$3.4384 at December 31, 2016).

All other foreign exchange gains and losses, including foreign exchange gains and losses related to borrowings and cash and cash equivalents, are presented in the income statement as financial income or costs.

Changes in the fair value of monetary securities denominated in foreign currency, classified as available-for-sale, are segregated into exchange differences related to the amortized cost of the security and other changes in the carrying amount of the security. Exchange differences related to amortized cost are recognized in profit or loss, and other changes in the carrying amount are recognized in shareholders' equity.

Exchange differences on non-monetary financial assets and liabilities classified as measured at fair value through profit or loss are recognized in profit or loss as part of the gain or loss on the fair value. Exchange differences on investments classified as available-for-sale are included in comprehensive income in shareholders' equity.

iii.               Group companies

The results and financial position of all the Group’s entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

·        The assets and liabilities of each balance sheet presented are translated by exchange rate at the end of the reporting period;

·        The income and expenses of each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates at the transaction dates, in which case income and expenses are translated at the rate in effect at the transaction dates);

·        All resulting exchange differences are recognized as a separate component in other comprehensive income; and

·        Gains and losses accumulated in shareholders' equity are included in the income statement when the foreign operation is partially disposed or sold.

On consolidation, exchange differences resulting from the translation of monetary items with characteristics of net investment in foreign operations are recognized in shareholders' equity. When a foreign operation is partly disposed of or sold, exchange differences previously recorded into other comprehensive income are recognized in the income statement as part of the gain or loss on sale.

2.d) Cash and cash equivalents

Cash and cash equivalents include cash on hand, in bank accounts and other short-term highly liquid investments redeemable within 90 days from the end of the reporting period, readily convertible into a known amount of cash and subject to an insignificant risk of change in value. Bank certificates of deposit and government securities that do not meet the above criteria are not considered cash equivalents and are classified as financial investments, according to note 4.

2.e) Trade receivables

Trade receivables are initially recognized at fair value, including the related taxes and expenses. Foreign currency-denominated trade receivables are adjusted at the exchange rate in effect at the end of the reporting period. The allowance for estimated losses on doubtful debts were recognized in an amount considered sufficient to cover any losses. Management’s assessment takes into consideration the customer’s history and financial position, as well as the opinion of their legal counsel regarding the collection of these receivables for recognizing the allowance for estimated losses.

2.f) Inventories

Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average cost method on the acquisition of raw materials. The costs of finished goods and work in process comprise raw materials, labor and other direct costs (based on the normal production capacity). Net realizable value represents the estimated selling price in the normal course of business, less estimated costs of completion and costs necessary to make the sale. The allowance for estimated losses on slow-moving or obsolete inventories are recognized when considered necessary.

Stockpiled ore inventories are accounted for as processed when removed from the mine. The cost of finished goods comprises all direct costs necessary to transform stockpiled inventories into finished goods.

2.g) Investments

Investments in subsidiaries, joint ventures and associates are accounted for under the equity method of accounting and are initially recognized at cost. The gains or losses are recognized in profit or loss as operating income (or expenses). In the case of foreign exchange differences arising on translating foreign investments that have a functional currency different from the Company’s, changes in investments due exclusively to foreign exchange differences, as well as adjustments to pension plans and available-for-sale investments that impact the subsidiaries’ shareholders' equity, are recognized in line item “Cumulative translation adjustments”, in the Company’s shareholders' equity, and are only recognized in profit or loss when the investment is disposed or written off due to impairment loss. Other investments are recognized at cost or fair value.

When necessary, the accounting policies of subsidiaries, joint ventures and associates are changed to ensure consistency with the policies adopted by the Company.

2h) Business combination

The acquisition method is used to account for on each business combination conducted by the Company. The payment obligation transferred by acquiring an entity is measured by the fair value of the assets transferred, liabilities incurred and equity instruments issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement, where applicable. Acquisition-related costs are recognized in profit or loss for the year, as incurred. Identifiable assets acquired and liabilities assumed in a business combination are initially measured at their fair values at the acquisition date.

2.i) Property, plant and equipment

Property, plant and equipment are carried at cost of acquisition, formation or construction, less accumulated depreciation or depletion and any impairment loss. Depreciation is calculated under the straight-line method based on the remaining economic useful economic lives of assets, as mentioned in note 9. The depletion of mines is calculated based on the quantity of ore mined. Land is not depreciated since their useful life is considered indefinite. However, if the tangible assets are mine-specific, that is, used in the mining activity, they are depreciated over the shorter between the normal useful lives of such assets and the useful life of the mine. The Company recognizes in the carrying amount of property, plant and equipment the cost of replacement and consequently reducing the carrying amount of the part that is replaced if it is probable that future economic benefits embodied therein will revert to the Company, and if the cost of the asset can be reliably measured. All other disbursements are expensed as incurred. Borrowing costs related to funds obtained for construction in progress are capitalized until these projects are completed.

If some components of property, plant and equipment have different useful lives, these components are accounted for in separate line items of property, plant and equipment.

Gains and losses on disposal are determined by comparing the sale value less the residual value and are recognized in ‘Other operating income (expenses)’.

Exploration expenditures are recognized as expenses until the viability of mining activities is established, after this period the subsequent development costs are capitalized. Exploration and valuation expenditures include:

·	Research and analysis of historical data related to area exploration;
·	Topographic, geological, geochemical and geophysical studies;
·	Determine the mineral asset’s volume and quality/grade;
·	Examine and test the extraction processes and methods;
·	Topographic surveys of transportation and infrastructure needs;
·	Market and financial studies;

The development costs from new mineral deposits or from capacity expansion in mine operations are capitalized and amortized using the produced (extracted) units method based on the probable and proven ore quantities. The development stage includes:

·	Drillings to define the ore body;
·	Access and draining plans;
·	Advance removal of overburden (top soil and waste material removed prior to initial mining of the ore body) and waste material (non-economic material that is intermingled with the ore body).

Stripping costs (the costs associated with the removal of overburden and other waste materials) incurred during the development of a mine, before production commences, they are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

Stripping costs in the production phase are included in the cost of the inventory produced, except when a specific extraction campaign is made to access deeper deposits of where ore body is located. In these cases, costs are capitalized and taken to noncurrent assets when the mineral ore deposit is extracted and are amortized over the useful life of the ore body.

The Company holds spare parts that will be used to replace parts of property, plant and equipment and that used to increase the asset’s useful life when it exceeds 12 months. These spare parts are classified in property, plant and equipment and not in inventories.

2.j) Intangible assets

Intangible assets comprise assets acquired from third parties, including through business combinations.

These assets are recognized at cost of acquisition or formation, less amortization calculated on a straight-line basis method based on the estimated periods of exploration or recovery

Mineral rights acquired are classified in line item “other assets” in intangible assets.

Intangible assets with indefinite useful lives and goodwill based on expected future profitability are not amortized.

·	Goodwill

Goodwill represents the positive difference between the amount paid and/or payable for the acquisition of a business and the net fair values of the acquiree´s assets and liabilities. Goodwill on acquisitions from business combination is recognized as intangible assets in the consolidated financial statements. The gain from a bargain purchase is recognized directly in the statement of income at the acquisition date. Goodwill is annually tested for impairment. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of a Cash-Generating Unit (CGU) include the carrying amount of goodwill related to the CGU sold.

Goodwill is allocated to CGUs for impairment testing purposes. The allocation is made to CGUs of CGUs that are expected to benefit from the business combination in which the goodwill arose, and recalling that unit is not greater than the operating segment.

·	Software

Software licenses purchased are capitalized based on the costs incurred to purchase the software and make it ready for use. These costs are amortized on a straight-line basis over the estimated useful lives from one to five years.

2.k) Impairment of non-financial assets

Assets with infinite useful lives, such as goodwill, are not subject to amortization and are annually tested for impairment. Assets subject to amortization and/or depreciation, such as property, plant and equipment, are tested for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment loss is recognized by determining an asset´s recoverable amount. The recoverable amount is the higher of the fair value of an asset less costs to sell and its value in use. For impairment testing purposes, assets are grouped at their lowest levels for which there are separately identifiable cash flows (Cash Generating Units, or CGUs). Non-financial assets, except for goodwill, are subsequently reviewed for possible reversal of the impairment at the reporting date.

2.l) Employee benefits

i.	Employee benefits

Defined contribution plans

A defined contribution plan is as a post-employment benefit plan whereby an entity pays fixed contributions to a separate entity (pension fund) and will not have any legal or constructive obligation to pay additional amounts. Obligations for contributions to defined contribution pension plans are recognized as employee benefit expenses in the periods during which services are provided by employees. Contributions paid in advance are recognized for an asset since it is agreed that either cash reimbursement or future reduction on payables will flow back to CSN. Contributions to a defined contribution plan that is expected to mature twelve (12) months after the end of the period in which the employee provides services are discounted to their present values.

Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Company’s net obligation regarding defined pension benefit plans is calculated individually for each plan by estimating the value of the future benefit that the employees accrue as return for services provided in the current period and in prior periods; such benefit is discounted to its present value. The discount rate is the yield presented at the end of the reporting period for top line debt securities whose maturity dates approximate the terms and conditions of the Company’s obligations and which are denominated in the same currency as the one in which it is expected that the benefits will be paid. The calculation is made annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit for the Company, the asset to be recognized is limited to the total amount of any unrecognized costs of past services and the present value of the economic benefits available in the form of future plan reimbursements or reduction in future contributions to the plan. The present value of economic benefits is calculated taking into account the funding requirements applicable to the Company’s plans. An economic benefit is available to the Company if it is realizable during the life of the plan or upon settlement of the plan’s liabilities.

The Company and some of its subsidiaries offered a postretirement healthcare benefit to its employees. The right to these benefits is usually contingent to their remaining in employment until the retirement age and the completion of the minimum length of service. The expected costs of these benefits are accumulated during the employment period, and are calculated using the same accounting method used for defined benefit pension plans. These obligations are annually valued by qualified independent actuaries.

When the benefits of a plan are increased, the portion of the increased benefit related to past services of employees is recognized in profit or loss until the benefits become vested. When benefits became vesting rights, all actuarial gains or losses are immediately recognized in profit or loss.

The Company recognizes all actuarial gains and losses resulting from defined benefit plans immediately in other comprehensive income. If the plan is extinguished, actuarial gains and losses are recognized in profit or loss.

ii.	Profit sharing and bonus

Employee profit sharing and executives’ variable compensation are linked to the achievement of operating and financial targets. The Company recognizes a liability and an expense substantially allocated to production cost and, where applicable, to general and administrative expenses when such goals are met.

2.m) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation and it has reliable cost estimation.

The amount recognized as a provision is the best value estimation required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). Success fees are accrued to the extent that they make it probable that disbursements will occur. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is probable that reimbursement will be received and that the amount of the receivable can be measured reliably.

2.n) Concessions

The Company has governmental concessions to provide the following types of services: railway and port transportation managed by Company´s subsidiaries and joint-ventures. The concessions included in the consolidated financial statements are related to the rail network in the Northeast area, managed by the subsidiary FTL, the container terminal in Itaguaí, managed by the subsidiary Sepetiba Tecon and the port terminal TECAR for exporting ore and importing coal, which is managed by the subsidiary CSN Mineração.

The Company´s concession contracts are not within the scope of the international interpretative standard IFRIC 12, considering that the grantor (refers to the government) has effectively no control over what, to whom and at what price the services will be provided by the dealer (refers to the private part) to the customers. In essence, all concession contracts has operating leasing characteristics. Therefore, the accounting should follow the accounting rules applicable to leases. Our concession agreements provide for the use of a specific asset for an agreed period of time, but without any transfer of ownership to the Company or option to buy these assets after the completion of these contracts.

Payments made under operating leases are recognized in the income statement on a straight line basis over the period of the contracts.

There are assets related to our concessions which are subject to reversion to the grantor at the end of the concession agreement.

The residual carrying amounts of these assets on December 31, 2017 are listed below with an indication of their classification in our financial statements:

Concession	Net book value (R$)		Classification in balance sheet
Sepetiba Tecon S.A. (TECON)	313	million	Fixed assets
			intangible: Software
Tecar	1,528	million	Fixed assets
			intangible: Software
Ferrovia Transnordestina Logística S.A. (FTL)	230	million	Fixed assets

Transnordestina Logística S.A. (TLSA)	7,934	million (1)	Investment
MRS Logística S.A. (MRS)	3,428	million (2)	Investment

(1)       The amount of fixed and intangible assets is recognized in TLSA’s financial statements. We recognize our interest in the net assets of TLSA under the equity method and our investment balance in TLSA as of December 31, 2017 was R$1,473,298.

(2)       The amount of fixed and intangible assets is recognized in MRS’s financial statements. We recognize our interest in the net assets of MRS by the equity method and our investment balance consolidated in MRS as of December 31, 2017 was R$ 1,325,032.

2.o) Share capital

Common shares are classified in shareholders' equity.

Incremental costs directly attributable to the issue of new shares or options are shown in shareholders' equity as a deduction to the amount received, net of taxes.

When any Company of the Group buys Company shares (treasury shares), the amount paid, including any directly additional costs (net of income tax), is deducted from shareholders' equity attributable to owners of the Company until the shares are canceled or sold. When these shares are subsequently sold, any amount received, net of any directly attributable additional transaction costs and the related income tax and social contribution effects, is included in shareholders' equity attributable to owners of the Company.

2.p) Revenue recognition

Operating revenue from the sale of goods in the normal course of business is measured at the fair value of the receivables. Revenue is recognized when there is convincing evidence that the most significant risks and rewards of ownership of goods have been transferred to the buyer, it is probable that future economic benefits will flow to the entity, the associated costs and possible return of goods can be reliably estimated, there is no continued involvement with the goods sold, and the amount of the operating revenue can be reliably measured. If it is probable that discounts will be granted and the value thereof can be reliably measured, then the discount is recognized as a reduction of the operating revenue as sales are recognized. Revenue from services provided is recognized as it is realized.

The appropriate timing for transfer of risks and rewards varies depending on the individual terms and conditions of the sales contract. For international sales, this timing depends on the type of term of the contract term.

2.q) Financial income and financial expenses

Financial income includes interest income from funds invested (except available-for-sale financial assets), dividend income not accounted for under the equity method, gains on disposal of available-for-sale financial assets, changes in the fair value of financial assets measured at fair value through profit or loss, and gains on derivative instruments that are recognized in profit or loss. Interest income is recognized in profit or loss under the effective interest method. Dividend income is recognized in profit or loss when the Company’s right to receive payment has been established. Distributions received from investees accounted for under the equity method reduce the investment value.

Financial expenses comprise interest expenses on borrowings, losses on the fair value of financial instruments measured at fair value through profit or loss, impairment losses recognized in financial assets, and losses on derivative instruments that are recognized in profit or loss. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are measured through profit or loss under the effective interest method.

Foreign exchange gains and losses are reported on a net basis.

2.r) Income tax and social contribution

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable profit. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in shareholders' equity.

Current tax is the expected tax payable or receivable on taxable profit or loss for the year at tax rates that have been enacted by the end of the reporting period and any adjustment to taxes payable in relation to prior years.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax is not recognized for the following temporary differences: initial recognition of assets and liabilities in a transaction that is not a business combination and does not affect either the accounting or taxable profit or loss, and differences associated with investments in subsidiaries and joint ventures when it is probable that they will not reverse in the foreseeable future.

Moreover, a deferred tax liability is not recognized for taxable temporary differences resulting from the initial recognition of goodwill. The deferred tax is measured at the rates that are expected to be applied on temporary differences when they reverse, based on the laws enacted by the end of the reporting period.

Current income tax and social contribution are carried at their net amounts by the taxpayer, in liabilities when there are amounts payable or in assets when prepaid amounts exceed the total amount due at the end of the reporting period.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority on the same entity subject to taxation.

A deferred income tax and social contribution asset is recognized for all tax losses, tax credits, and deductible temporary differences to the extent that it is probable that taxable profits will be available against which those tax losses, tax credits, and deductible temporary differences can be utilized. Annually, the Company reviews and verifies the existence of future taxable income and a provision for loss is recognized when the realization of these credits is not likely.

2.s) Earnings/(Loss) per share

Basic earnings/loss per share are calculated by means of the profit/loss for the year attributable to owners of the Group and the weighted average number of common shares outstanding in the related period. Diluted earnings/loss per share are calculated by means of the average number of shares outstanding, adjusted by instruments potentially convertible into shares, with diluting effect, in the reported periods. The Group does not have any instruments potentially convertible into shares and, accordingly, diluted earnings/loss per share are equal to basic earnings/loss per share.

2.t) Environmental and restoration costs

The Company recognizes a provision for the recovery costs and fines when a loss is probable and the amounts of the related costs can be reliably measured. Generally, the period when the provision for recovery is recognized coincides with the end of a feasibility study or the commitment to adopt a formal action plan.

Expenses related to compliance with environmental regulations are charged to profit or loss or capitalized, as appropriate. Capitalization is considered appropriate when the expenses refer to items that will continue to benefit the Group and that are basically related to the acquisition and installation of equipment to control and/or prevent pollution.

The Company make the provisions for asset retirement obligations which refer to estimated costs for decommissioning, retirement or restoration of areas upon the termination of activities of our mining resources. The initial measurement is recognized as a liability discounted to present value and subsequently through increase in expenses over time. The asset retirement cost equivalent to the initial liability is capitalized as part of the carrying amount of the asset and is depreciated over the useful life of the asset.

2.u) Research and development

Research expenditures are recognized as expenses when incurred. Expenditures on project developments (related to the design and testing stages of new or improved products) are recognized as intangible assets when it is probable that projects will be successful, based on their commercial and technological feasibility, and only when the cost can be reliably measured. When capitalized, development expenditures are amortized from the start of a product commercial production, on a straight-line basis and over the period of the expected benefit.

2.v) Financial instruments

i)     Financial assets

Financial assets are classified into the following categories: measured at fair value through profit or loss, loans and receivables, held-to-maturity and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at the time of initial recognition.

·	Recognition and measurement

The Company classifies, at initial recognition, its financial assets into four categories: i) fair value through profit or loss, ii) loans and receivables, iii) held-to-maturity assets, and iv) available-for-sale financial assets. Assets are recognized at fair value, plus (with the exception of assets recognized at fair value through profit or loss) transaction costs that are directly attributable to the acquisition or issuance of financial asset.

In the subsequent measurement, loans and receivables are carried at amortized cost using the effective interest method.

Gains or losses resulting from changes in the fair value of financial assets measured at fair value through profit or loss are presented in the income statement under “financial income” in the period in which they arise. Dividend income from financial assets at fair value through profit or loss is recognized in the income statement as part of other financial income when the Company’s right to receive the dividends has been established.

The changes in the fair value of available-for-sale financial assets are recognized as follows: (i) the effects of foreign exchange differences and the changes in the fair value of the investment in the investee’s capital are recognized directly in the Company’s shareholders’ equity, in “Other comprehensive income” and; (ii) the effects of foreign exchange differences and the changes in the option’s fair value are recognized in the income statement for the year.

Interest on available-for-sale securities, calculated under the effective interest method, is recognized in the income statement as part of other income. Dividends from available-for-sale equity instruments, such as shares, are recognized in the income statement as part of other financial income when the Company’s right to receive payments has been established.

The fair values of publicly quoted investments are based on current purchase prices. If the market for a financial asset (and for instruments not listed on a stock exchange) is not active, the Company establishes the fair value by using valuation techniques. These techniques include the use of recent transactions contracted with third parties, reference to other instruments that are substantially similar, analysis of discounted cash flows, and option pricing models that make maximum use of market inputs and relies as little as possible on entity-specific inputs.

Regular purchases and sales of financial assets are recognized at the trading date on which the Company undertakes to buy or sell the asset.

·	Derecognized

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred, in the latter case, provided that the Company has transferred significantly all risks and rewards of ownership.

·	Financial assets measured at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for active and frequent trading. Derivatives are also categorized as held for trading and, accordingly, are classified in this category unless they have been designed as cash flow hedging instruments. Assets in this category are classified in current assets.

·	Loans and receivables

This category includes loans and receivables that are non-derivative financial assets with fixed or determinable payments not quoted in an active market. They are included in current assets, except those with maturity of more than 12 months after the end of the reporting period (which are classified as non-current assets). Loans and receivables include loans to associates, trade receivables, other receivables and cash and cash equivalents, except short-term investments. Cash and cash equivalents are recognized at fair value. Loans and receivables are carried at amortized cost using the effective interest method.

·	Held-to-maturity assets

These are basically financial assets acquired with the positive intent and ability to hold to maturity. Held-to-maturity investments are initially recognized at their value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method, less any impairment loss.

·	Available-for-sale financial assets

These are non-derivative financial assets, designated as available-for-sale, that are not classified in any other category established. They are included in non-current assets when they are strategic investments for the Company, unless Management intends to dispose of the investment within 12 months from the end of the reporting period. Available-for-sale financial assets are recognized at fair value.

ii)                Impairment of financial assets

The Company evaluates at each reporting period whether there is an evidence of impairment in a financial asset or a group of financial assets. This evaluation should consider objective evidence of the occurrence of events that may impact the estimated cash flows of an individual financial asset or group of financial assets.

·	Assets measured at amortized cost

A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there are evidences of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”), such loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets and the future cash flow estimation can be reliably calculated.

The criteria used by CSN to determine whether there are evidences of impairment loss includes:

·	significant financial weakness related to the issuer or counterparty;

·	a breach of contract, such as default or delinquency at interest or principal payments;

·	the issuer, for economic or legal reasons relating to the borrower’s financial weakness, grants to the borrower a concession that the lender would not otherwise consider;

·	it becomes probable that the borrower will incur in bankruptcy or other financial reorganization;

·	the disappearance of an active market for the related financial asset because of financial weakness; or
·	observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of such assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio, including:

- Adverse changes in the payment status of borrowers in the portfolio;

- National or local economic conditions that correlate with defaults on the assets in the portfolio.

The amount of the loss is measured by the difference between the carrying amount of the asset and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the original effective interest rate of the financial asset. The carrying amount of the asset is reduced and the amount of the loss is recognized in the income statement. If a loan or held-to-maturity investment has a variable interest rate, the discount rate to measure an impairment loss is the current effective interest rate determined pursuant to the contract. As a practical expedient, the Company may measure impairment on the basis of an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the previously recognized impairment loss is reversed and recognized in the consolidated income statement.

·	Assets classified as available-for-sale

In the case of equity securities classified as available-for-sale, a significant or prolonged decline at the fair value of an investment in an equity instrument below of its cost is also an evidence of impairment. Determining what is considered a “significant” or “prolonged” decline requires judgment. For this judgment we assess, among other factors, the historical changes in the equity prices, the duration and proportion in which the fair value of the investment is lower than its cost as well as the financial health and short-term business prospects for the investee, including factors such as: industry and segment performance, changes in technology and operating/financial cash flows. If any of the impairment evidences is observed for available-for-sale financial assets, the cumulative loss—measured as the difference between the acquisition cost and the current fair value, less any impairment loss on the financial asset previously recorded in profit or loss—is reclassified from equity to profit or loss. Impairment losses recognized in the income statement as available-for-sale instruments are not reversed.

CSN tested for impairment its available-for-sale investment in Usiminas shares, see note 12 – Financial Instruments.

iii)               Financial liabilities

Financial liabilities are classified under the following categories ‘’measured at fair value through profit or loss’’ and ‘’other financial liabilities’’. Management determines the classification of its financial liabilities at the time of initial recognition.

·	Financial liabilities measured at fair value through profit or loss

Financial liabilities classified in category fair value through profit or loss are financial liabilities held for trading or those designated at the time of initial recognition.

Derivatives are also classified as trading securities, and thereby are classified so, unless they have been designated as effective hedging instruments.

Gains and losses on financial liabilities classified at fair value through profit or loss are recognized in profit or loss

·	Other financial liabilities

Other financial liabilities are measured at amortized cost using the effective interest method. The Company holds the following non-derivative financial liabilities: borrowings, financing and debentures as well as trade payables.

Write-off of financial liabilities

Financial liabilities are written off only when the obligations are terminated and canceled or when they mature. The difference between the carrying amount of the financial liability written off and the consideration paid and payable is recognized in profit or loss.

·	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to set off the recognized amounts as well as the intention to either settle them on a net basis or to realize the asset and settle the liability simultaneously.

iv)               Derivative instruments and hedging activities

·	Derivatives measured at fair value through profit or loss

Derivatives are initially recognized at fair value on the date when a derivative contract is entered, thereafter they are subsequently measured at their fair value and any changes are recognized as “Financial income (costs)” in the income statement.

·	Cash flow Hedge

The Company adopts hedge accounting and designates certain financial liabilities as a hedging instrument of a foreign exchange risk associated to the cash flows from forecast, highly probable exports (cash flow hedges).

At the inception of the transaction, the Company documents the relationships between the hedging instruments and the hedged items, as well as its risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at the inception of the hedge and on an ongoing basis, of whether the hedging transactions are highly effective in offsetting changes in the cash flows of the hedged items.

The effective portion of the changes in the fair value of financial liabilities designated and qualifying as cash flow hedge is recognized on equity, in line item "Hedge accounting”. Any gain or loss related to the ineffective portion is recognized immediately in other operational income(expenses), if applicable.

The amounts accumulated in equity are reclassified to the income statement in the periods when the forecast exports affect profit or loss.

When a hedging instrument expires, is settled in advance or the hedging relationship no longer meets the hedge accounting criteria, or even when Management decides to discontinue hedge accounting, all cumulative gains or losses recorded in equity at the time remain recognized in equity and, from that moment, the exchange variations are recorded in the financial income (expenses). When the forecast transaction is completed, the gain or loss is reclassified to profit or loss. When a forecast transaction is no longer expected to take place, the cumulative gain or loss previously recognized in shareholders’ equity is immediately transferred to the income statement, in line item “Other operating income (expenses)”.

The movements in the hedge amounts designated as exporting cash flow hedges are stated in note 12 – Financial instruments.

·	Net investment hedge

For net investment hedge, the Company designates part of its financial liabilities as hedging instruments of its overseas investments with functional currencies other than the Group’s functional currency, according to IAS39. Such relationship occurs since the financial liabilities are related to the investments in the amounts required for the effective relationship.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking out hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values of the hedged item.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as a net investment hedge is recognized in equity in line item “Hedge Accounting”. The gain or loss relating to the ineffective portion is recognized in financial income (costs), when applicable. If at some point of the hedging relationship the balance of the debt is higher than the balance of the investment, the exchange variation on the excess debt will be reclassified to the statement of profit or loss as Other operating income/(expenses) (ineffectiveness of the hedge).

The amounts accumulated in equity will be realized in the statement of profit or loss upon disposal or partial disposal of the foreign operation.

The changes in the amounts of hedge denominated as Net investment hedge are shown in note 12 – Financial Instruments.

2.w) Segment information

An operating segment is a component of the Group committed to the business activities from which it can obtain revenues and incur expenses, including revenues and expenses related to transactions with any other components of the Group. All the operating results of operating segments are reviewed regularly by the Executive Officers of CSN to enable decisions regarding resources to be allocated to the segment and assessment of its performance. The Company maintains distinct financial information for the distinct segments.

2.x) Government grants

Government grants are not recognized until there is reasonable assurance that the Company will comply to the conditions attaching to them and assurance that the grants will be received, so then they will be recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs that the grants are intended to compensate.

The Company has state tax incentives in the North and Northeast regions, which are recognized in profit or loss as a reduction of the corresponding costs, expenses and taxes.

2.y) Noncurrent assets held for sale and discontinued operations

Noncurrent assets and groups of assets are classified as held for sale if their carrying amount is recovered mainly through a sale transaction and not through continued use.

The criteria for classification of items held for sale are considered to be met only when the sale is highly probable and the asset or group of assets is available for immediate sale.

Assets and liabilities classified as held for sale are presented separately as current items in the balance sheet.

Classification as a discontinued operation occurs through disposal, or when the transaction meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Group business which comprises operations and cash flows that may be clearly distinct from the rest of the Group and represent a separate business line or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the total income after income tax of these operations, less any impairment loss.

2.z) New standards and interpretations issued and not yet adopted

The following standards and interpretations have been issued and will be mandatory for subsequent accounting periods and were not early adopted by the Group for the year ended December 31, 2017:

Standard	Main items introduced by the standard	Effective date
IFRS 9 – Financial Instruments

The standard retains but simplifies the combined measurement model and establishes two main measurement categories of financial assets: amortized cost and fair value. The classification basis depends on the entity business model and the characteristics of the financial asset’s contractual cash flow.

IFRS 9 retains most of IAS 39 requirements for financial liabilities. The main change refers to those cases where the fair value of the financial liabilities must be segregated so that the fair value portion related to the entities credit risk is recognized in “other comprehensive income” and not in profit or loss for the period.

The standard introduces an expected credit loss model for the measurement of the impairment of financial assets. However, it is no longer necessary for a credit event to have occurred before a credit loss is recognized. Finally, IFRS 9 introduces a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures.

The requirements for derecognition of financial assets and liabilities under IFRS 9 are carried forward from IAS 39.

January 1, 2018
IFRS15 – Revenue from Contracts with Customers

This new standard introduces the principles that an entity will apply to determine the revenue measurement and when such revenue shall be recognized.

IFRS 15 replaces IAS 11 – Construction Contracts, IAS 18 - Revenue and related interpretations.

January 1, 2018
IFRS16 - Leases

This new standard defines the principles for recognition, measurement, presentation and disclosure of leases and introduces a single model for the accounting of leases in the balance sheet for the lessees. A lessee recognizes a right-of-use asset that represents his obligation to make lease payments. Optional exemptions are available for short- term leases and low-value items. For lessors, accounting treatment remains practically the same, with the classification of leases as operating leases or financial leases, and accounting for these two types of lease differently. IFRS 16 replaces existing lease standards, including IAS 17 – Leasing Operations and IFRIC 4, SIC 5 and SIC 27 – Complementary Aspects of Leasing Operations.

January 1, 2019
IFRIC 22 – Foreign Currency Transaction and Advance Consideration	The Interpretation covers foreign currency transactions (or part of them) when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it).	January 1, 2018
IFRIC 23 – Uncertainty over Income Tax Treatments	Can be unclear how tax law applies to a particular transaction or circumstance. This interpretation complements the IAS 12 – Income Tax, clarify how to reflect the effects of uncertainty over income tax treatments.	January 1, 2019

The following information presents the possible impacts on the adoption of IFRS 9 and IFRS 15 which were available at the time of the preparation of these financial statements. In this way, these preliminary assessments and their potential impacts are subject to change until the initial adoption be disclosed in the 2018 financial statements.

-         IFRS 9 – Financial Instruments

Classification and measurement of financial assets: Management evaluated the classification and measurement of financial assets offered by the new pronouncement based on its diagnosis, business model, expectations of the company’s cash flow and the financial assets management model. In this way, was concluded that the investment in Usiminas shares would be appropriately classified in the category of "fair value through profit or loss" and that the loans and receivables would be classified in the category of measured at "amortized cost".

In the classification of the category of "fair value through profit or loss", the gains or losses arising from the variation of the quotation of the shares are recorded directly in the statement of income at the time of adoption and throughout all future periods. On the other hand, since it is an initial adoption, the Company evaluated the possible impacts related to the investment in Usiminas shares and the gain of R$1.5 billion previously recognized and accumulated in Other comprehensive income was reclassified to “Other operating income” in the statement of income on January 1st, 2018. , arising from the recording of the accumulated balance currently recognized in other comprehensive income.

-         IFRS 15 - Revenue from Contracts with Customers

The Company's Management evaluated all stages of the new standard for the recognition of revenue from contracts with customers. Based on this analysis, the Company did not identify material measurement impacts on the application of this standard.

The observed impacts are related to the review of internal procedures, with the objective to ensure that the new contracts with clients will be properly evaluated and accounted in accordance with the principles of the new standard.

-         IFRS 16 – Leases

During 2018, the Company will evaluate, in the main contracts, the effects of applying the new standard.

The Company does not expect material impacts arising from the application of the new standard.

-         IFRIC 22 - Foreign Currency Transaction and Advance Consideration

For IFRIC 22, the Company will evaluate the effects of applying the new interpretation during 2018, in its operations in foreign currency.

-       IFRIC 23 - Uncertainty over Income Tax Treatments

For IFRIC 23, during 2018 the Company will study this interpretation to assets how it applies to the Brazilian tax environment.

The Company does not expect material impacts arising from the application of the interpretation.